Recently Adopted Standards and Issued Accounting Standards	12 Months Ended
Dec. 31, 2019
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recently Adopted Standards and Issued Accounting Standards	Recently Adopted and Issued Accounting Standards
Recently Adopted Accounting Standards — In August 2018, the SEC issued a final rule that amended certain of its disclosure requirements that were redundant, duplicative, overlapping, outdated or superseded. In addition, the amendments expanded the disclosure requirements on the analysis of shareholders' equity for interim financial statements. Under the amendments, an analysis of changes in each caption of shareholders' equity presented in the balance sheet must be provided in a note or separate statement. The analysis should present a reconciliation of the beginning balance to the ending balance of each period for which a statement of comprehensive income is required to be filed. This rule was effective for us in 2019.

In February 2016, the Financial Accounting Standards Board ("FASB") issued new guidance on the accounting for leases. Under this guidance, lessees are required to recognize a lease liability and a right-of-use asset for all leases at the commencement date. In July 2018, the FASB approved amendments to create an optional transition method. The amendments provided an option to implement the new leasing standard through a cumulative-effect adjustment to opening retained earnings in the period of adoption without having to restate the comparative periods presented. We adopted the standard on January 1, 2019 using this optional transition method that does not restate the comparative prior periods.

The new guidance provides a number of optional practical expedients in transition. We elected the transition package of three practical expedients permitted within the standard, which eliminates the requirements to reassess prior conclusions about lease identification, lease classification and initial direct costs. We did not elect the hindsight practical expedient, which permits the use of hindsight when determining lease term and impairment of right-of-use assets. We have utilized the practical expedient to not separate lease and non-lease components. Further, we elected a short-term lease exception policy, permitting us to not apply the recognition requirements of this standard to short-term leases (i.e. leases with terms of 12 months or less).

Implementation of the standard resulted in the recognition of $33.9 million of right-of-use assets and $37.3 million of lease liabilities, which included the impact of prepaid and deferred rent and lease incentives, on our consolidated balance sheet. No cumulative-effect adjustment was recognized as the amount was not material, and adoption of the standard had no impact on our consolidated statements of operations.

Recently Issued Accounting Standards — In March 2019, the FASB issued new guidance to align the accounting for the costs of producing films and episodic television series in response to changes in production and distribution models in the media and entertainment industry. The new guidance amends the capitalization, amortization, impairment, presentation and disclosure requirements for entities that produce and own content, and also aligns the impairment guidance for licensed content to the owned content fair value model. This guidance applies to broadcasters and entities that produce and distribute films and episodic television series through both traditional mediums and digital mediums. It is effective for fiscal years, and interim periods within those years, beginning after December 15, 2019, with early adoption permitted. Upon adoption, all programming assets (licensed and produced by us) will be recorded as non-current assets in our consolidated balance sheet. We do not expect a material impact to our consolidated statement of operations.

In August 2018, the FASB issued new guidance to address a customer's accounting for implementation costs incurred in a cloud computing arrangement ("CCA") that is a service contract. The new guidance aligns the accounting for costs incurred to implement a CCA that is a service arrangement with the guidance on capitalizing costs associated with developing or obtaining internal-use software. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2019, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on our consolidated financial statements in 2020.

In August 2018, the FASB issued new guidance to add, remove and clarify annual disclosure requirements related to defined benefit pension and other postretirement plans. The guidance is effective for fiscal years ending after December 15, 2020 with early adoption permitted, and it should be applied on a retrospective basis. We believe the main impact of this guidance will be to no longer disclose the amount in accumulated other comprehensive income that is expected to be recognized as part of net periodic benefit cost over the next year. Additionally, we will have to add a narrative description for any significant gains and losses affecting the benefit obligation for the period. We are currently evaluating the impact of this guidance on our disclosures.

In June 2016, the FASB issued new guidance that changes the impairment model for most financial assets and certain other instruments. For trade and other receivables, held-to-maturity debt securities, loans and other instruments, entities will be required to use a new forward-looking “expected loss” model that will replace today’s “incurred loss” model, which generally will result in the earlier recognition of allowances for losses. For available-for-sale debt securities with unrealized losses, entities will measure credit losses in a manner similar to current practice, except that the losses will be recognized as an allowance. The guidance is effective in 2020 with early adoption permitted in 2019. We are currently evaluating the impact of this guidance, specifically as it relates to our allowances for accounts receivable, but do not expect a material impact to our consolidated financial statements and related disclosure on adoption.